Subsequent Events (Details Narrative) - USD ($)							1 Months Ended	12 Months Ended
	Mar. 09, 2021	Mar. 08, 2021	Feb. 12, 2021	Jan. 14, 2021	Jan. 05, 2021	Feb. 10, 2020	Jul. 27, 2020	Dec. 31, 2020	Dec. 31, 2019	Mar. 26, 2021	Feb. 11, 2021
Common stock, shares issued								1,192,192,158	74,242,196
Common stock, shares authorized								1,490,000,000	1,490,000,000
Preferred stock shares authorized								10,000,000
Preferred stock, shares par value								$ 0.001
Common stock, shares issued to related party, amount								$ 202,973
Common stock shares issued under private placement, amount								648,129	$ 0
VP of operations [Member] | Subsequent Event [Member] | Accrued commission [Member]
Common stock, Conversion of Stock, Shares Issued					16,543
Debt conversion, converted instrument, shares issued					3,243,785
Series A Preferred shares [Member] | Geneva Roth Remarks Holdings Inc. [Member] | Subsequent Event [Member]
Common stock, Conversion of Stock, Shares Issued	1,437,303	3,956,522	8,787,246
Debt conversion, converted instrument, shares issued	12,703	35,000	58,300
Series A Preferred shares [Member] | Geneva Roth Remarks Holdings Inc. [Member] | February 1, 2021 [Member]
Preferred stock, shares issued, amount								53,500
Series A Preferred shares [Member] | Geneva Roth Remarks Holdings Inc. [Member] | March 1, 2021 [Member]
Preferred stock, shares issued, amount								$ 73,500
Debt conversion, converted instrument, shares issued								80,850
Series B Super Voting Preferred Stock [Member]
Preferred stock shares authorized						1,000,000
Voting right						Stock has voting rights equal to 500 shares of common stock
Series B Super Voting Preferred Stock [Member] | Subsequent Event [Member] | Board of Directors [Member]
Common stock, shares authorized					1,740,000,000
Preferred stock, shares issued											500,000
Preferred stock shares authorized					10,000,000
Series B Super Voting Preferred Stock [Member]
Preferred stock, shares issued					1,500,000
Preferred stock, shares par value					$ 0.001
Voting right					Each share of Series B Preferred Stock has voting power equal to 500 shares of Common Stock. The voted Preferred shares, which equal approximately 62%
Crown Bridge Partners LLC [Member] | Equity-Line Purchase Agreement [Member]
Common stock, shares issued										9,375,000
Cash proceeds							$ 75,000
Crown Bridge Partners LLC [Member] | Subsequent Event [Member] | Equity-Line Purchase Agreement [Member]
Common stock, shares issued to related party, shares				7,500,000
Common stock, shares issued to related party, amount				$ 36,000
Investor [Member] | Subsequent Event [Member]
Common stock shares issued under private placement, shares					4,901,961
Common stock shares issued under private placement, amount					$ 25,000